INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
INCOME TAXES
Schedule of major components of the income tax expense

Years ended December 31,	2017	2016

Current income tax:
Current taxes	$6,503	$7,873
Current taxes referring to previous periods	228	(1,686)
Withholding taxes and other	978	694

	$7,709	$6,881

Deferred income tax:
Origination and reversal of temporary differences	$42,250	$39,774
Impact of changes in tax rates	(35,047)	(55)
Withholding taxes on profits of subsidiaries	(629)	120
Other	(865)	905

	$5,709	$40,744

Income tax expense	$13,418	$47,625

Schedule of effective income tax rate reported in the combined statements of income reconciled to the Canadian statutory rate

Years ended December 31,	2017	2016

Income before income taxes	$371,166	$328,317

Expected income taxes at the Canadian statutory tax rate of 26.5% (2016 — 26.5%)	$98,359	$87,004
Income distributed and taxable to unitholders	(50,005)	(53,039)
Net foreign rate differentials	(3,708)	9,152
Net change in provisions for uncertain tax positions	1,762	825
Net permanent differences	1,947	2,229
Net effect of change in tax rates	(35,047)	(55)
Withholding taxes and other	110	1,509

Income tax expense	$13,418	$47,625

Schedule of temporary differences in deferred tax assets and liabilities

As at December 31,	2017	2016

Deferred tax assets:
Investment properties	$11	$1,249
Eligible capital expenditures	2,625	2,822
Other	3,106	2,328

Deferred tax assets	$5,742	$6,399

Deferred tax liabilities:
Investment properties	$243,357	$237,159
Withholding tax on undistributed subsidiary profits	512	1,092
Other	183	—

Deferred tax liabilities	$244,052	$238,251

Schedule of changes in the net deferred tax liabilities

Years ended December 31,	2017	2016

Balance, beginning of year	$231,852	$200,190
Deferred tax expense recognized in net income	5,709	40,744
Foreign currency translation of deferred tax balances	749	(9,082)

Net deferred tax liabilities, end of year	$238,310	$231,852

Schedule of reconciliation of the beginning and ending amounts of unrecognized tax benefits

As at December 31,	2017	2016

Unrecognized tax benefits balance, beginning of year	$10,143	$11,883
Decreases for tax positions of prior years	(416)	(3,066)
Increases for tax positions of current year	1,727	1,979
Foreign currency impact	581	(653)

Unrecognized tax benefits balance, end of year	$12,035	$10,143

Schedule of tax years subject to examination

Major Jurisdictions

Canada	2012 through 2017
United States	2014 through 2017
Mexico	2011 through 2017
Austria	2013 through 2017
Germany	2012 through 2017
Netherlands	2013 through 2017